Property and Equipment (Tables)	3 Months Ended
Nov. 30, 2013
Property and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment are summarized as follows:

	As of August 31,		As of November 30,
	2012	2013	2013
			(Unaudited)
Land	$43	$43	$43
Automobiles and trucks	728	796	873
Buildings	3,252	3,180	3,180
Office, laboratory, farm and warehouse equipment and furniture	15,552	14,792	12,954
Leasehold improvements	5,709	5,716	5,728

	25,284	24,527	22,778
Less accumulated depreciation	(19,528)	(19,894)	(18,146)

Property and equipment, net	$5,756	$4,633	$4,632